Segment reporting	12 Months Ended
Mar. 31, 2016
Segment reporting

16. Segment reporting:

DOCOMO’s chief operating decision maker (the “CODM”) is its Board of Directors. The CODM evaluates the performance and makes resource allocations of its segments based on the information provided by DOCOMO’s internal management reports.

DOCOMO realigned its formerly five operating segments, which had consisted of its mobile phone business, credit services business, home shopping services business, internet connection services business for hotel facilities, and miscellaneous businesses into three operating segments, which consist of its telecommunications business, smart life business and other businesses from the fiscal year ended March 31, 2015 in order to clarify the responsibilities of management of the telecommunications business where DOCOMO is taking steps to reinforce its competitiveness and the smart life business where DOCOMO is striving for further expansion of revenue sources.

The telecommunications business includes mobile phone services (LTE(Xi) services and FOMA services), optical-fiber broadband service, satellite mobile communications services, international services and the equipment sales related to these services. The smart life business includes video and music distribution, electronic books and other services offered through DOCOMO’s “dmarket” portal, as well as finance/payment services, shopping services and various other services to support our customers’ daily lives. The other businesses primarily includes “Mobile Device Protection Service,” as well as development, sales and maintenance of IT systems.

Furthermore, certain Machine-to-Machine (M2M) services for consumers that had been included in other businesses were reclassified to the smart life business from the fiscal year ended March 31, 2016 to reflect the change in its internal organizational structure effective as of July 1, 2015.

In connection with this realignment, segment information for the fiscal years ended March 31, 2014 and 2015 has been restated to conform to the presentation for the fiscal year ended March 31, 2016.

Accounting policies used to determine segment operating revenues and operating income (loss) are consistent with those used to prepare the consolidated financial statements in accordance with U.S. GAAP.

Assets by segment are not included in the management reports which are reported to the CODM, however, they are disclosed herein only to provide additional information. The “Corporate” row in the tables below is included to reflect the recorded amounts of common assets which are not allocated to any segments, and assets in “Corporate” primarily include cash and cash equivalents, securities and investments in affiliates. DOCOMO allocates amounts of assets and related depreciation and amortization expenses to common assets, such as buildings for telecommunications purposes and common facilities, on a systematic and rational basis based on the proportionate amount of network assets to each segment.

Segment operating revenues:

	Millions of yen
Year Ended March 31	2014	2015	2016
Telecommunications business-
External customers	¥3,825,429	¥3,653,344	¥3,688,486
Intersegment	1,899	1,221	1,293

Subtotal	3,827,328	3,654,565	3,689,779
Smart life business-
External customers	354,923	427,707	491,234
Intersegment	11,279	15,613	12,895

Subtotal	366,202	443,320	504,129
Other businesses-
External customers	280,851	302,346	347,364
Intersegment	11,954	11,146	11,912

Subtotal	292,805	313,492	359,276

Segment total	4,486,335	4,411,377	4,553,184
Elimination	(25,132)	(27,980)	(26,100)

Consolidated	¥4,461,203	¥4,383,397	¥4,527,084

Segment operating income (loss):

	Millions of yen
Year Ended March 31	2014	2015	2016
Segment operating income (loss)-
Telecommunications business	¥812,736	¥636,076	¥708,854
Smart life business	18,188	(2,394)	46,450
Other businesses	(11,725)	5,389	27,720

Consolidated operating income	819,199	639,071	783,024
Other income (expenses)	13,850	4,812	(5,003)

Income before income taxes and equity in net income (losses) of affiliates	¥833,049	¥643,883	¥778,021

Segment assets:

	Millions of yen
As of March 31	2014	2015	2016
Segment assets-
Telecommunications business	¥5,256,976	¥5,275,976	¥5,309,327
Smart life business	545,949	553,647	601,601
Other businesses	204,429	228,581	237,862

Segment total	6,007,354	6,058,204	6,148,790
Elimination	(2,263)	(1,875)	(1,988)

Corporate	1,502,939	1,090,011	1,067,312

Consolidated	¥7,508,030	¥7,146,340	¥7,214,114

Other Significant items:

	Millions of yen
Year Ended March 31	2014	2015	2016
Depreciation and amortization-
Telecommunications business	¥669,495	¥614,821	¥592,073
Smart life business	20,809	24,594	16,892
Other businesses	28,390	20,372	16,969

Consolidated	¥718,694	¥659,787	¥625,934

	Millions of yen
Year Ended March 31	2014	2015	2016
Capital expenditures-
Telecommunications business	¥658,427	¥635,445	¥573,893
Smart life business	27,494	17,195	13,855
Other businesses	17,203	9,125	7,468

Consolidated	¥703,124	¥661,765	¥595,216

	Millions of yen
Year Ended March 31	2014	2015	2016
Point program expenses-
Telecommunications business	¥59,959	¥60,971	¥49,155
Smart life business	11,215	6,945	9,112
Other businesses	—	—	1

Segment total	71,174	67,916	58,268
Elimination	(337)	(211)	(436)

Consolidated	¥70,837	¥67,705	¥57,832

	Millions of yen
Year Ended March 31	2014	2015	2016
Impairment losses of goodwill-
Telecommunications business	¥—	¥—	¥—
Smart life business	—	—	2,368
Other businesses	—	—	6,131

Consolidated	¥—	¥—	¥8,499

	Millions of yen
Year Ended March 31	2014	2015	2016
Impairment loss of long-lived assets-
Telecommunications business	¥—	¥—	¥1,684
Smart life business	—	30,161	7,186
Other businesses	—	—	193

Consolidated	¥—	¥30,161	¥9,063

Segment operating income (loss) is segment operating revenues less segment operating expenses.

As indicated in “Use of estimates” under Note 2. (a) “Significant accounting policies” effective July 1, 2014, DOCOMO has revised its estimate of the useful life of certain software related to its telecommunications network and certain internal-use software based on the actual utilization of the software. As a result, compared with the method used prior to July 1, 2014, segment operating income for the Telecommunications business segment, Smart life business segment, and Other businesses segment increased by ¥46,927 million, ¥1,251 million and ¥3,129 million, respectively, for the fiscal year ended March 31, 2015. Furthermore, the amortization expenses decreased by the same amounts for the fiscal year ended March 31, 2015.

Impairment loss of long-lived assets mainly relates to the multimedia broadcasting business for mobile devices that is included in the smart life business segment.

DOCOMO does not disclose geographical information because the amounts of operating revenues generated and long-lived assets owned outside Japan are immaterial.

There were no sales and operating revenue from transactions with a single external customer amounting to 10% or more of DOCOMO’s revenues for the fiscal years ended March 31, 2014, 2015 and 2016.

Operating revenues from products and services were as follows:

	Millions of yen
Year ended March 31,	2014	2015	2016
Telecommunications services	¥2,963,980	¥2,747,155	¥2,815,507
Mobile communications services revenues	2,955,788	2,736,649	2,767,591
— Voice revenues	1,065,196	883,844	849,440
— Packet communications revenues	1,890,592	1,852,805	1,918,151
Optical-fiber broadband service and other telecommunications services revenues	8,192	10,506	47,916
Equipment sales	872,000	904,089	860,486
Other operating revenues	625,223	732,153	851,091

Total operating revenues	¥4,461,203	¥4,383,397	¥4,527,084